Gains and losses on disposal and main changes in scope of consolidation - Disposals - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Noncurrent assets or disposal groups classified as held for sale [line items]
Dividends received from EE		€ 173	€ 446
Cumulative translation adjustment reclassified in profit or loss	€ 180	1,063	€ (77)
Discontinued operations [member]
Noncurrent assets or disposal groups classified as held for sale [line items]
Cumulative translation adjustment reclassified in profit or loss		836
EE [member]
Noncurrent assets or disposal groups classified as held for sale [line items]
Dividends received from EE		173
Cumulative translation adjustment reclassified in profit or loss		836
Indemnity received from BT, before tax		€ 50